Share-Based Compensation - Additional Information (Detail) - Restricted Stock Units (RSUs) [Member] ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥) ¥ / shares shares
Directors Officers And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, lower share price	¥ 0
Share based payment arrangement, upper share price	¥ 7
Share based payment arrangement, shares issued | shares	11,955,490
Share based payment arrangement, shares granted value | ¥	¥ 27,149
Share based compensation expenses | ¥	¥ 172,919
Non Employee Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, shares issued | shares	713,100
Share based compensation expenses | ¥	¥ 4,845
Share based payment arrangment, shares issued price	¥ 7
Parent [Member] | Directors Officers And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, shares granted | shares	2,790,880
Share based payment arrangement, lower share price	¥ 7
Share based payment arrangement, upper share price	¥ 10
Parent [Member] | Non Employee Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement, shares granted | shares	4,990
Share based payment arrangment, shares issued price	¥ 10